Dear Shareholder:

We are pleased to send you the semiannual report for Centennial Government Trust. During the 6 month period ended December 31, 1995, the Trust's compounded annualized yield was 5.16%. The corresponding yield without compounding was 5.03%. The seven-day annualized yields with and without compounding on December 31, 1995 were 4.95% and 4.83% respectively.(1)

Government money market funds have always been a highly liquid place for cash 'on the sidelines' -- earning a steady income while protecting principal.(2) In 1995, money market funds turned out to be a good investment choice for the income-oriented investor.

While the 30-year U.S. Treasury yield from nearly 8% to 6% during the year, and rates on intermediate-term bonds fell by nearly as much, money market yields stayed about the same throughout the year. This made the yield on money market funds very attractive relative to intermediate-term bonds.

Normally, long-terms bonds pay anywhere from three to five percentage points more than a money market fund. One reason for this situation is the relationship between money market funds and the inflation rate. Typically, money market yields are roughly one percentage point above inflation. Assuming that the annual inflation rate is 2.5%, money market yields would normally be about 3.5%, while longer-term rates might be as high as 5.5%. However, the current difference between money market yields and inflation is three times its normal level. Part of the reason for this anomaly is the successful way in which the Federal Reserve Board has fought inflation.

By the spring of 1995, the economy stabilized and began to decelerate. And economists began to speculate that the Fed would lower short-term rates to keep the economy from going into a recession. Meanwhile, longer-term interest rates had already begun to decline in anticipation of the Fed action. And although the Fed reduced short-term interest rates slightly in July, it didn't lower rates nearly as much as the decline in long-term rate, which are market driven.

With the economy continuing to slow, we believe that additional cuts by the Fed are likely. And since longer-term rates will probably come down further, we expect that the relationship between short-term yields and longer-term yields will remain similar for the time being.

As a result, money market funds continue to offer relatively high yields in relation to longer-term investments -- and in relation to inflation. Thank you for your confidence in Centennial Money Market Trust. We look forward to helping you continue to reach your investment goals in the future.

Sincerely,
BRIDGET A. MACASKILL
Bridget A. Macaskill
President, Centennial Government Trust
January 22, 1996

(1) Compounded yields assume reinvestment of dividends. Past performance is not indicative of future results.
(2) The Fund is neither insured nor guaranteed by the U.S. government, and there is no assurance that the Fund will maintain a stable $1 share price in the future.

STATEMENT OF INVESTMENTS December 31, 1995 (Unaudited)
Centennial Government Trust

                                                                                                   Face          Value
                                                                                                  Amount       See Note 1
                                                                                               -----------    ------------
U.S. GOVERNMENT OBLIGATIONS  -  68.1%
Federal Farm Credit Bank, 5.40%, 1/11/96.....................................................  $10,000,000    $  9,985,000
Federal Farm Credit Bank, 5.41%, 2/28/96.....................................................   10,000,000       9,912,839
Federal Farm Credit Bank, 5.57%, 2/23/96.....................................................    6,880,000       6,878,698
Federal Farm Credit Bank, 5.66%, 2/1/96......................................................   14,420,000      14,418,738
Federal Home Loan Bank, 5.42%, 1/19/96.......................................................   10,000,000       9,972,900
Federal Home Loan Bank, 5.43%, 3/26/96.......................................................   10,000,000       9,871,792
Federal Home Loan Bank, 5.45%, 4/5/96........................................................    4,240,000       4,179,021
Federal Home Loan Bank, 5.50%, 3/25/96.......................................................   15,000,000      14,809,250
Federal Home Loan Bank, 5.57%, 2/1/96........................................................   10,000,000       9,952,036
Federal Home Loan Bank, 5.59%, 3/14/96(1)....................................................   25,000,000      24,993,414
Federal Home Loan Bank, 5.613%, 9/23/96(1)...................................................   10,000,000       9,993,657
Federal Home Loan Bank, 5.68%, 1/24/96.......................................................   13,000,000      12,998,331
Federal Home Loan Bank, 5.75%, 2/15/96.......................................................    5,735,000       5,695,285
Federal Home Loan Bank, 5.76%, 2/5/96........................................................    6,150,000       6,116,696
Federal Home Loan Bank, 5.868%, 2/9/96.......................................................   25,000,000      25,005,055
Federal Home Loan Bank, 5.90%, 7/8/96(1).....................................................   10,000,000       9,998,382
Federal Home Loan Bank, 9.75%, 2/9/96........................................................    3,000,000       3,011,883
Federal Home Loan Mortgage Assn., 5.34%, 3/29/96.............................................    5,500,000       5,428,207
Federal Home Loan Mortgage Assn., 5.40%, 1/5/96..............................................   10,000,000       9,994,000
Federal Home Loan Mortgage Assn., 5.43%, 4/1/96..............................................   10,000,000       9,862,742
Federal Home Loan Mortgage Assn., 5.51%, 1/30/96.............................................   10,000,000       9,955,614
Federal Home Loan Mortgage Assn., 5.55%, 1/22/96.............................................   15,000,000      14,951,394
Federal Home Loan Mortgage Assn., 5.65%, 2/20/96.............................................   30,000,000      29,768,958
Federal National Mortgage Assn., 5.15%, 2/16/96(1)...........................................   20,900,000      20,897,141
Federal National Mortgage Assn., 5.42%, 1/26/96(1)...........................................   20,000,000      19,999,589
Federal National Mortgage Assn., 5.43%, 5/2/96...............................................    3,500,000       3,435,594
Federal National Mortgage Assn., 5.44%, 5/24/96..............................................   15,000,000      14,677,800
Federal National Mortgage Assn., 5.44%, 5/30/96..............................................    5,000,000       4,888,333
Federal National Mortgage Assn., 5.48%, 3/19/96..............................................   25,000,000      24,703,167
Federal National Mortgage Assn., 5.49%, 3/28/96..............................................   11,350,000      11,200,511
Federal National Mortgage Assn., 5.62%, 7/2/96...............................................   25,000,000      25,007,309
Federal National Mortgage Assn., 5.64%, 2/23/96..............................................   15,000,000      14,878,542
Federal National Mortgage Assn., 5.65%, 2/21/96..............................................   15,000,000      14,882,487
Federal National Mortgage Assn., 5.65%, 2/28/96..............................................   44,805,000      44,404,369
Federal National Mortgage Assn., 5.75%, 1/11/96..............................................   25,000,000      24,961,180
Federal National Mortgage Assn., 6.46%, 3/27/96..............................................   10,000,000      10,020,296
Federal National Mortgage Assn., 9.50%, 1/2/96...............................................    9,585,000      10,224,286
Small Business Administration, 6.875%-10.375%,1/2/96(2)......................................    3,156,216       3,325,293
Student Loan Marketing Assn., 5.20%, 7/19/96(1)..............................................   20,115,000      20,100,166
Student Loan Marketing Assn., 5.22%, 2/8/96(1)...............................................   35,000,000      35,000,000

Centennial Government Trust

                                                                                Face            Value
                                                                               Amount         See Note 1
                                                                             -----------      -----------
U.S. GOVERNMENT OBLIGATIONS (Continued)
Student Loan Marketing Assn., guaranteeing commercial paper of New
  Hampshire Higher Education Loan Corp., Commercial Paper Nts., Series
  1995A, 5.72%, 1/12/96....................................................  $11,602,000  $ 11,581,774
Student Loan Marketing Assn., guaranteeing commercial paper of New
  Hampshire Higher Education Loan Corp., Commercial Paper Nts., Series
  1995A, 5.75%, 1/19/96....................................................  13,300,000     13,261,762
Student Loan Marketing Assn., guaranteeing commercial paper of Secondary
  Market Services, Inc., Education Loan Revenue Nts., Series-1995A,
  5.72%-5.75%, 1/12/96.....................................................   5,993,000      5,982,379
Student Loan Marketing Assn., guaranteeing commercial paper of Secondary
  Market Services, Inc., Education Loan Revenue Nts., Series-1995A, 5.75%,
  1/18/96..................................................................  10,669,000     10,640,031
Student Loan Marketing Assn., guaranteeing commercial paper of Secondary
  Market Services, Inc., Education Loan Revenue Nts., Series-1995A, 5.77%,
  1/18/96..................................................................   8,250,000      8,227,521
Student Loan Marketing Assn., guaranteeing commercial paper of Secondary
  Market Services, Inc., Education Loan Revenue Nts., Series-1995A, 5.78%,
  1/22/96..................................................................  24,310,000     24,228,177
                                                                                           -----------
Total U.S. Government Obligations (Cost $644,281,599)......................                644,281,599
                                                                                           -----------
Repurchase Agreements - 32.1%
Repurchase agreement with First Chicago Capital Markets, 5.90%, dated
  12/29/95, to be repurchased at $115,075,389 on 1/2/96, collateralized by
  U.S. Treasury Bills maturing 11/14/96, with a value of $117,367,240......  115,000,000   115,000,000
Repurchase agreement with PaineWebber, Inc., 5.93%, dated 12/29/95, to be repurchased at $189,324,662 on 1/2/96, collateralized by Government
  National Mortgage Assn. Participation Nts., 7%-8%, 8/15/23-11/15/25, with a value of $130,209,380, and Federal National Mortgage Assn.
  Participation Nts., 7.50%, 3/1/24, with a value of $76,045,323...........  189,200,000   189,200,000
                                                                                           -----------
Total Repurchase Agreements (Cost $304,200,000)............................                304,200,000
                                                                                           -----------
Total Investments, at Value................................................       100.2%   948,481,599
Liabilities in Excess of Other Assets......................................        (0.2)    (1,900,556)
Net Assets.................................................................       100.0%  $946,581,043
                                                                                  -----   ------------
                                                                                  -----   ------------


1. Variable rate security. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on December 31, 1995.

2. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on December 31, 1995. This instrument may also have a demand feature which allows the recovery of principal at any time, or at specified intervals not exceeding one year, on up to 30 days' notice. Maturity date shown represents effective maturity based on variable rate and, if applicable, demand feature.

                               See accompanying Notes to Financial Statements.
                                                                             3

STATEMENT OF ASSETS AND LIABILITIES December 31, 1995 (Unaudited)
Centennial Government Trust

ASSETS:
Investments, at value (including repurchase agreements of $304,200,000) - see accompanying
  statement........................................................................................         $948,481,599
Cash...............................................................................................            1,596,902
Receivables:
  Shares of beneficial interest sold...............................................................            7,181,014
  Interest and principal paydowns..................................................................            3,464,116
  Other............................................................................................               43,235
                                                                                                            ------------
     Total assets..................................................................................          960,766,866
                                                                                                            ------------

LIABILITIES:
Payables and other liabilities:
  Shares of beneficial interest redeemed...........................................................           14,008,161
  Service plan fees................................................................................               67,452
  Shareholder reports..............................................................................               62,914
  Transfer and shareholder servicing agent fees....................................................               19,973
  Dividends........................................................................................                9,070
  Other............................................................................................               18,253
                                                                                                            ------------
     Total liabilities.............................................................................           14,185,823
                                                                                                            ------------

NET ASSETS.........................................................................................         $946,581,043
                                                                                                            ------------
                                                                                                            ------------

COMPOSITION OF NET ASSETS:
Paid-in capital....................................................................................         $947,305,887
Accumulated net realized loss on investment transactions...........................................             (724,844)
                                                                                                            ------------

NET ASSETS - Applicable to 947,305,887 shares of beneficial interest outstanding...................         $946,581,043
                                                                                                            ------------
                                                                                                            ------------

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE.....................................                $1.00

See accompanying Notes to Financial Statements.
4

STATEMENT OF OPERATIONS For the Six Months Ended December 31, 1995 (Unaudited) Centennial Government Trust

INVESTMENT INCOME - Interest.........................................................................         $27,175,448
                                                                                                              -----------

EXPENSES:
Management fees - Note 3.............................................................................           2,175,228
Service plan fees - Note 3...........................................................................             938,897
Transfer and shareholder servicing agent fees - Note 3...............................................             242,630
Registration and filing fees.........................................................................             148,528
Custodian fees and expenses..........................................................................              85,425
Shareholder reports..................................................................................              25,349
Legal and auditing fees..............................................................................              15,929
Other................................................................................................               4,901
                                                                                                              -----------
     Total expenses..................................................................................           3,636,887
                                                                                                              -----------
NET INVESTMENT INCOME................................................................................          23,538,561
NET REALIZED GAIN ON INVESTMENTS.....................................................................              37,828
                                                                                                              -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.................................................         $23,576,389
                                                                                                              -----------
                                                                                                              -----------

                                 See accompanying Notes to Financial Statements.
                                                                               5

STATEMENTS OF CHANGES IN NET ASSETS
Centennial Government Trust

                                                                                 Six Months Ended
                                                                                 December 31, 1995           Year Ended
                                                                                    (Unaudited)             June 30, 1995
                                                                                 -----------------          -------------
OPERATIONS:
Net investment income...................................................           $  23,538,561            $  34,584,382
Net realized gain (loss)................................................                  37,828                 (757,217)
                                                                                 -----------------          -------------
Net increase in net assets resulting from operations....................              23,576,389               33,827,165

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS.............................             (23,538,561)             (34,750,614)

BENEFICIAL INTEREST TRANSACTIONS:
Net increase in net assets resulting from beneficial interest
  transactions - Note 2.................................................              53,358,970              280,665,192
                                                                                 -----------------          -------------

NET ASSETS
Total increase..........................................................              53,396,798              279,741,743
Beginning of period.....................................................             893,184,245              613,442,502
                                                                                 -----------------          -------------
End of period...........................................................           $ 946,581,043            $ 893,184,245
                                                                                 -----------------          -------------
                                                                                 -----------------          -------------

See accompanying Notes to Financial Statements.
6

FINANCIAL HIGHLIGHTS
Centennial Government Trust

                                      Six Months Ended
                                        December 31,                           Year Ended June 30,
                                            1995           ------------------------------------------------------------
                                        (Unaudited)          1995         1994         1993         1992         1991
                                      ----------------     --------     --------     --------     --------     --------
PER SHARE OPERATING DATA:
Net asset value, beginning of
  period..............................        $1.00           $1.00        $1.00        $1.00        $1.00        $1.00
                                              -----           -----        -----        -----        -----        -----
Income from investment
  operations - net investment income
  and net realized gain...............          .03             .05          .03          .04          .04          .07
Dividends and distributions to
  shareholders........................         (.03)           (.05)        (.03)        (.04)        (.04)        (.07)
                                              -----           -----        -----        -----        -----        -----
Net asset value, end of period........        $1.00           $1.00        $1.00        $1.00        $1.00        $1.00
                                              -----           -----        -----        -----        -----        -----
                                              -----           -----        -----        -----        -----        -----
TOTAL RETURN, AT NET ASSET VALUE(1)...         2.55%           4.93%        2.84%        2.98%        4.75%        6.86%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)..........................     $946,581        $893,184     $613,443     $637,102     $574,717     $533,154
Average net assets (in thousands).....     $927,523        $718,681     $665,494     $633,017     $581,563     $418,268
RATIOS TO AVERAGE NET ASSETS:
Net investment income.................         5.81%(2)        4.81%        2.79%        2.81%        4.38%        6.44%
Expenses..............................         0.78%(2)        0.80%        0.79%        0.79%        0.78%        0.79%

1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only.

2. Annualized.

                                 See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
Centennial Government Trust

1. SIGNIFICANT ACCOUNTING POLICIES

Centennial Government Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust's investment objective is to seek a high current level of income consistent with preservation of capital and the maintenance of liquidity, through investment in a diversified portfolio of short-term debt instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities and maturing in, or having been called for redemption in, one year or less. The Trust's investment advisor is Centennial Asset Management Corporation (the Manager), a subsidiary of OppenheimerFunds, Inc. (OFI). The following is a summary of significant accounting policies consistently followed by the Trust.

Investment Valuation - Portfolio securities are valued on the basis of amortized cost, which approximates market value.

Repurchase Agreements - The Trust requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Trust may be delayed or limited.

Federal Taxes - The Trust intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

Distributions to Shareholders - The Trust intends to declare dividends from net investment income each day the New York Stock Exchange is open for business and pay such dividends monthly. To effect its policy of maintaining a net asset value of $1.00 per share, the Trust may withhold dividends or make distributions of net realized gains.

Other - Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses on investments are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Centennial Government Trust

2. SHARES OF BENEFICIAL INTEREST

The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                         Six Months Ended                        Year Ended
                                         December 31, 1995                      June 30, 1995
                                 ---------------------------------    ---------------------------------
                                     Shares            Amount             Shares            Amount
                                 --------------    ---------------    --------------    ---------------

Sold..........................    1,363,428,129    $ 1,363,428,129     2,655,164,842    $ 2,655,164,842
Dividends and distributions
  reinvested..................       24,962,081         24,962,081        33,137,329         33,137,329
Redeemed......................   (1,335,031,240)    (1,335,031,240)   (2,407,636,979)    (2,407,636,979)
                                 --------------    ---------------    --------------    ---------------
  Net increase................       53,358,970    $    53,358,970       280,665,192    $   280,665,192
                                 --------------    ---------------    --------------    ---------------
                                 --------------    ---------------    --------------    ---------------

3. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee of .50% on the first $250 million of average annual net assets with a reduction of .025% on each $250 million thereafter, to .40% on net assets in excess of $1 billion. The Manager has agreed to reimburse the Trust if aggregate expenses (with specified exceptions) exceed the lesser of 1.50% of the first $30 million of average annual net assets of the Trust, plus 1% of average annual net assets in excess of $30 million; or 25% of the total annual investment income of the Trust.

Shareholder Services, Inc. (SSI), a subsidiary of OFI, is the transfer and shareholder servicing agent for the Trust, and for other registered investment companies. SSI's total costs of providing such services are allocated ratably to these companies.

Under an approved plan of distribution, the Trust may expend up to .20% of its net assets annually to reimburse certain securities dealers and other financial institutions and organizations for costs incurred in distributing Trust shares. During the six months ended December 31, 1995 the Trust paid $13,640 to a broker/ dealer affiliated with the Manager as reimbursement for distribution-related expenses.

                 [THIS PAGE HAS BEEN LEFT BLANK INTENTIONALLY]

                 [THIS PAGE HAS BEEN LEFT BLANK INTENTIONALLY]

         CENTENNIAL GOVERNMENT TRUST

                         Officers and Trustees
                         James C. Swain, Chairman and Chief
                           Executive Officer
                         Robert G. Avis, Trustee
                         William A. Baker, Trustee
                         Charles Conrad, Jr., Trustee
                         Jon S. Fossel, Trustee
                         Raymond J. Kalinowski, Trustee
                         C. Howard Kast, Trustee
                         Robert M. Kirchner, Trustee
                         Bridget A. Macaskill, Trustee and
                           President
                         Ned M. Steel, Trustee
                         Andrew J. Donohue, Vice President
                         Dorothy G. Warmack, Vice President
                         Carol E. Wolf, Vice President
                         Arthur J. Zimmer, Vice President
                         George C. Bowen, Vice President,
                           Secretary and Treasurer
                         Robert J. Bishop, Assistant Treasurer
                         Scott Farrar, Assistant Treasurer
                         Robert G. Zack, Assistant Secretary

                         Investment Advisor and Distributor
                         Centennial Asset Management
                           Corporation

                         Transfer and Shareholder Servicing Agent
                         Shareholder Services, Inc.

                         Custodian of Portfolio Securities
                         Citibank, N.A.

                         Independent Auditors
                         Deloitte & Touche LLP

                         Legal Counsel
                         Myer, Swanson, Adams & Wolf, P.C.

                         The financial statements included herein have been taken from the records of the Trust without examination by the independent auditors.

                         This is a copy of a report to shareholders of Centennial Government Trust. This report must be preceded or accompanied by a Prospectus of Centennial Government Trust. For material information concerning the Trust, see the Prospectus.

                         For shareholder servicing, call:
                         1-800-525-9310 (in U.S.)
                         303-671-3200 (outside U.S.)

                         Or write:
                         Shareholder Services, Inc.
                         P.O. Box 5143
                         Denver, CO 80217-5143

 RS0170.001.0196         [Logo] Printed on recycled paper.


                         1995 SEMIANNUAL REPORT

                         CENTENNIAL
                         GOVERNMENT
                         TRUST

                         DECEMBER 31, 1995